Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Current Assets:
Cash and cash equivalents	$ 773,922	$ 369,581	$ 563,104
Accounts receivable, net of allowance for doubtful accounts of $10,000, $24,600 and $8,700, respectively	407,459	515,825	217,097
Inventories	66,958	29,703	39,212
Other current assets	122,413	196,505	138,892
Total current assets	1,370,752	1,111,614	958,305
Property and equipment, net	349,515	408,892	505,485
Intangible assets, net	146,315	180,086	272,263
Deposits and other assets	0	9,358	19,744
Total assets	1,866,582	1,709,950	1,755,797
Current Liabilities:
Accounts payable and other accrued expenses	713,465	579,678	858,709
Accrued compensation and related expenses	617,636	454,288	217,432
Notes payable and accrued interest, net of discount of $274,500 at December 31, 2014	343,432	0
Convertible debentures payable and accrued interest, net of discount of $184,750 at March 31, 2014	0	1,622,359	1,304,419
Related party notes payable and accrued interest	1,309,682	1,358,120	96,000
Derivative liabilities		0	20,848
Total current liabilities	2,984,215	4,014,445	2,497,408
Related party notes payable and accrued interest, net of current portion			1,321,664
Total liabilities			3,819,072
Commitments and contingencies
Stockholders' (Deficit) Equity:
Common Stock, Value	60,058	59,980	37,761
Additional paid-in capital	92,750,244	83,512,399	64,210,412
Accumulated deficit	(93,928,378)	(85,876,874)	(66,311,448)
Total stockholders' deficit	(1,117,633)	(2,304,495)	(2,063,275)
Total liabilities and stockholders’ deficit	1,866,582	1,709,950	1,755,797
Class A convertible preferred stock [Member]
Stockholders' (Deficit) Equity:
Preferred Stock, Value	$ 443	$ 0	$ 0